Goodwill and Other Purchased Intangible Assets Goodwill Rollforward (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill (Table Amounts)
Beginning balance	$ 18,672	$ 12,455
Acquisition of Orbital ATK	37	6,222
Other	(1)	(5)
Ending balance	18,708	18,672
Aeronautics Systems
Goodwill (Table Amounts)
Beginning balance	3,467	2,969
Acquisition of Orbital ATK	0	498
Other	0	0
Ending balance	3,467	3,467
Defense Systems
Goodwill (Table Amounts)
Beginning balance	4,377	2,259
Acquisition of Orbital ATK	0	2,123
Other	(1)	(5)
Ending balance	4,376	4,377
Mission Systems
Goodwill (Table Amounts)
Beginning balance	6,062	6,062
Acquisition of Orbital ATK	0	0
Other	0	0
Ending balance	6,062	6,062
Space Systems
Goodwill (Table Amounts)
Beginning balance	4,766	1,165
Acquisition of Orbital ATK	37	3,601
Other	0	0
Ending balance	$ 4,803	$ 4,766